First Trust Indxx Aerospace and Defense ETF Investment Strategy - First Trust Indxx Aerospace and Defense ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund will generally employ a full replication strategy, meaning that it will normally invest in all of the securities comprising the Index in proportion to their weightings in the Index. The Index is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Fund’s investment advisor or the Fund’s distributor. The Index is a rules-based index, however, the Index Provider reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a stock in the Index which is the ordinary course discretion that the Index Provider has to modify which securities qualify for inclusion in the Index in accordance with the rules of its selection methodology. According to the Index Provider, the Index is designed to measure the performance of companies involved in the Aerospace & Defense sector, as defined by the Index Provider. The Index consists of common stocks of companies domiciled in the U.S. The Index excludes all securities that do not meet the listing, price, size, float and liquidity requirements of the Index and duplicate (multiple share classes) companies to create the initial universe. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. All the companies from the initial universe which belong to the Aerospace & Defense Industry are included in the selection list. The Index Provider defines the Aerospace & Defense Industry to include companies engaged in business activities associated with the following aerospace and defense sub-themes: Advanced Aerospace and Defense 1.Hypersonic: Companies involved in developing hypersonic warfare weapons technology for defense related applications. 2.Directed Energy: Companies involved in developing weapons like high power microwaves, laser technology products and electromagnetic weapons for defense related applications. 3.Space Technologies: Companies involved in developing rockets, satellites and launch vehicles. 4.Unmanned Aerial Vehicle/Advance Air Mobility: Companies that develop military aircraft that are guided by remote control or programmed autonomously and companies involved in developing an air transportation system that moves cargo and people for defense related applications. 5.Autonomous, Cybersecurity and C5ISR Systems: Companies involved in providing autonomous, cybersecurity, and C5ISR solutions to improve national security, enhance public safety and design better combat results. Traditional Aerospace and Defense 1.Includes companies that manufacture construction material, electronics, and telecommunications equipment used in the manufacture of aircraft for both defense and commercial aviation. Avionics, power and control system, interiors, manufacturing of airframe rotables, landing gear and other accessories are examples of common applications in both defense and commercial aviation. These sub-themes also include the commercial (non-government/defense) applications of such activities. From the starting universe, only companies that derive at least 50% of revenues from aerospace and defense activities in one or more of the sub-themes identified above will be eligible for inclusion in the Index, according to the Index Provider. These companies have their principal business strategies and/or growth prospects inextricably linked to aerospace and defense. According to the Index Provider, from the list of eligible companies, the top 50 companies by market capitalization will be selected. In the event there are less than 50 eligible companies, all eligible companies will be selected (i.e., there may be fewer than 50 companies in the Index). The selected securities are assigned weights based on their market capitalization. A single security cap of 8% is applied to securities and the extra weight is redistributed amongst the uncapped securities. The aggregate weight of securities with weights greater than or equal to 5% must not exceed 45%. In case the aggregate weight of such securities exceeds 45%, a secondary cap of 4% is applied to all remaining securities. The Index is rebalanced quarterly and reconstituted semi-annually, and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 38 securities and the Fund had significant investments in industrials companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 38 securities and the Fund had significant investments in industrials companies, although this may change from time to time.